S000069536 [Member] Annual Fund Operating Expenses - iShares ESG Select Screened S&P Small-Cap ETF - iShares ESG Select Screened S&P Small-Cap ETF	Mar. 31, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.